Shareholder Report, Average Annual Return (Details) 210021_Archer Growth ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Archer Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Archer Growth ETF NAV
Average Annual Return, Percent	4.40%
S&P 500 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 (TR)
Average Annual Return, Percent	12.16%